Note 5 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Depreciation	$ 40.1	$ 36.8	$ 33.9